UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Asset Management, LP
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-10736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    January 30, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $367,471

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
APPLE COMPUTER INC		COM	037833100	46089	540000	SH		SOLE		540000	0	0
APPLIED MATLS INC		COM	038222105	40447	3992756 SH		SOLE		3992756 0	0
BROADCOM CORP CLASS A		CL A	111320107	1697	100000	SH		SOLE		100000	0	0
CISCO SYS INC			COM	17275R102	8443	518000	SH		SOLE		518000	0	0
CISCO SYSTEMS INC		PUT	99OB1NGB0	9267	568500	SH	PUT	SOLE		0	0	0
CORNING INC			COM	219350105	5408	567500	SH		SOLE		567500	0	0
CTRIP.COM INTERNATIONAL LTD ADR ADR	22943F100	3570	150000	SH		SOLE		150000	0	0
EBAY INC			COM	278642103	19544	1400000 SH		SOLE		1400000 0	0
FIRST SOLAR INC 		COM	336433107	25899	187728	SH		SOLE		187728	0	0
GAMESTOP CORP NEW CL A		COM	36467W109	34710	1602500 SH		SOLE		1602500 0	0
GOOGLE INC			CL A	38259P508	15382.5 50000	SH		SOLE		4400	0	0
INTELLON CORP			COM	45816W504	3711	1478290 SH		SOLE		1478290 0	0
MICROSOFT CORP			COM	594918104	3888	200000	SH		SOLE		200000	0	0
NETFLIX INC			COM	64110L106	15313	512300	SH		SOLE		512300	0	0
NETGEAR INC			COM	64111Q104	571	50000	SH		SOLE		50000	0	0
QUALCOMM INC			COM	747525103	48191	1345000 SH		SOLE		1345000 0	0
SIMPLETECH INC (EX SIMPLE TECH	COM	784774101	588	138090	SH		SOLE		138090	0	0
SHANDA INTERACTIVE ENTMT LTD	SPONSORE81941Q203	10367	320375	SH		SOLE		320375	0	0
SIRF TECHNOLOGY HLDGS INC	COM	82967H101	2188	1709600 SH		SOLE		1709600 0	0
TAIWAN SEMICONDUCTR MFG LTD	SP ADR	874039100	696	88100	SH		SOLE		88100	0	0
TELLABS INC			COM	879664100	8796	2135000 SH		SOLE		2135000 0	0
TRIDENT MICROSYSTEMS		COM	895919108	5431	2873583 SH		SOLE		2873583 0	0
USEC INC			COM	90333E108	1024	228000	SH		SOLE		228000	0	0
VMWARE INC -CL A		CL A COM928563402	7699	325000	SH		SOLE		325000	0	0
YUCHENG TECHNOLOGIESLTD 	COM	G98777108	4693	643709	SH		SOLE		643709	0	0
ZIPREALTY			COM	98974V107	529	199473	SH		SOLE		199473	0	0
ZORAN CORP			COM	98975F101	1313	192296	SH		SOLE		192296	0	0
SAP AG COM STOCK NPV		SP ADR	803054204	5433	150000	SH		SOLE		150000	0	0
BAIDU COM (UKM LISTING) 	SP ADR	056752108	6529	50000	SH		SOLE		50000	0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	12999	753564	SH		SOLE		753564	0	0
VANCEINFO TECHNOLOGIES INC	ADR	921564100	843	177380	SH		SOLE		177380	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	13386	885332	SH		SOLE		885332	0	0
AIRMEDIA GROUP INC		SPONSORE009411109	2826	588818	SH		SOLE		588818	0	0